7. ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued expense schedule

The major components of accrued expenses are summarized as follows:

	December 31, 2018	December 31, 2017
Accrued vacation	$196,888	$152,051
Accrued interest	239,838	175,953
Accrued rent	66,349	77,164
Accrued loss contingency	71,744	44,423
Other accrued expense	39,351	2,333
Total accrued expenses	$614,170	$451,924